Organization and Operations (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 07, 2025	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 27, 2023	Aug. 31, 2024	Mar. 04, 2024	Jan. 26, 2024
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Accumulated deficit		$ 80,456	$ 244,177	$ 80,456
Working capital deficit		104,743	150,784	104,743
Net loss		(1,287)	101,495	54,738	$ 56,025
Net cash flows used by operating activities			10,929	(8,665)
Cash and cash equivalents		$ 11,626	$ 31,694	$ 11,626
Redeemable Preferred Stock
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Value of non-convertible redeemable preferred stock shares available						$ 25,500	$ 25,000
Subsequent Event | Securities Purchase Agreement
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Merger, net of redemptions and transaction costs (in shares)	2,000,000
Stock sold, price per share (in dollars per share)	$ 2.9
Proceeds from issuance of common stock	$ 5,800
Senior Notes
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Maximum aggregate principal amount								$ 25,773
Senior Notes, Purchase or Refinancing of Aircraft
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Maximum aggregate principal amount								$ 25,000